Scudder S&P 500
      Index Fund
--------------------------------------------------------------------------------
                         Class AARP and Class S Shares
--------------------------------------------------------------------------------
                      |
                      |  Semiannual Report
                      |  June 30, 2001







The fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

Contents
--------------------------------------------------------------------------------





   3    Letter from the Fund's President

   5    Performance Summary

   7    Portfolio Management Review

  10    Investment Terms to Know

  11    Portfolio Summary

Scudder S&P 500 Index Fund

  13    Financial Statements

  16    Financial Highlights

  18    Notes to Financial Statements

  23    Officers and Trustees

Equity 500 Index Portfolio

  24    Investment Portfolio

  39    Financial Statements

  42    Financial Highlights

  43    Notes to Financial Statements



  46    Account Management Resources





Scudder S&P 500 Index Fund                       Ticker Symbol     Fund Number
--------------------------------------------------------------------------------
Class AARP                                           ASPIX             201
--------------------------------------------------------------------------------
Class S                                              SCPIX             301
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to report to you regarding Scudder S&P 500 Index Fund's most recent semiannual period ended June 30, 2001.

Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index. We believe that the fund offers investors a convenient means of participating in the stock market as measured by the S&P 500, while relieving them of the paperwork and time it takes to own all of these instruments directly. The fund's portfolio utilizes a "passive" or "indexing" investment approach, attempting to duplicate the overall performance of the S&P 500. In doing so, the fund attempts to allocate its portfolio in approximately the same weightings as the Index (relative weightings reflect differences in the value of outstanding shares held by the public), beginning with the heaviest-weighted stocks that make up a larger portion of the Index's value. A two-stage sampling approach* is used in managing the fund, which helps make it easier to buy and sell stocks when needed while minimizing transactions and holding down costs. In addition, because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate fewer taxable capital gains.

Along with other stock market benchmarks, the fund experienced a disappointing first half of 2001. For the six-month period ended June 30, 2001, the fund posted a -6.97% total return, reflecting earnings reductions by many U.S. firms. Longer term, it's worth noting that the Lipper, Inc. average of index funds has outperformed the Lipper


* To attempt to match the risk and return characteristics of the S&P 500 Index as closely as possible, the portfolio invests in a statistically selected sample of the stocks found in the S&P 500 Index, using a process known as "optimization." Optimization allows the portfolio to select stocks whose industry weightings, market capitalizations, and fundamental characteristics closely match those of the stocks in the S&P 500 Index. Within its two-step process, the portfolio first buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. Next, smaller stocks are analyzed and selected based on liquidity. In selecting smaller stocks, our managers attempt to match the industry and risk characteristics of all the smaller companies within the Index without buying all those stocks.

average of large-capitalization growth funds over five- and ten-year periods ended June 30. As detailed in the Portfolio Management Review that begins on page 8, the worst-performing stock market sectors over the period were information technology and utilities, while capital goods (goods used in the production of other goods) and transportation issues posted gains. Stocks showed signs of renewed life during the second quarter, as investors looked forward to the possibility of an economic upturn during the second half of this year. Our managers believe that market conditions should stabilize during the second half of the year, but they are not predicting the return of the explosive stock market gains witnessed during the past several years. Nevertheless, we believe that an investment in a stock market index fund such as this one will enable investors to participate in the growth of major U.S. corporations in the years to come.

Thank you for investing with Scudder. If you have any questions regarding Scudder S&P 500 Index Fund, please call us toll-free or visit us on the Web.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder S&P 500 Index Fund

----------------------------------------------------------------------------
                 AARP Investment Program            Scudder Class S
Web site:           aarp.scudder.com                 myScudder.com
Toll-free:           1-800-253-2277                  1-800-SCUDDER
----------------------------------------------------------------------------

Performance Summary                                           June 30, 2001
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 Annual Average Total Returns*
---------------------------------------------------------------------------
                                                                  Life of
Scudder S&P 500 Index Fund       6-Month    1-Year     3-Year     Class**
---------------------------------------------------------------------------
Class AARP (a)                    -6.92%    -15.17%      3.49%      9.37%
---------------------------------------------------------------------------
Class S                           -6.97%    -15.22%      3.47%      9.35%
---------------------------------------------------------------------------
S&P 500 Index+                    -6.70%    -14.83%      3.89%      9.83%
---------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------
                                               Class AARP      Class S
--------------------------------------------------------------------------
Net Asset Value:                               $   16.30     $   16.29
6/30/2001
--------------------------------------------------------------------------
12/31/2000                                     $   17.60     $   17.60
--------------------------------------------------------------------------
Distribution Information:
Six Months:
  Income Dividends                             $     .08     $     .08
--------------------------------------------------------------------------
  Capital Gains Distributions                  $      --     $      --
--------------------------------------------------------------------------


--------------------------------------------------------------------------
 Lipper Rankings* -- Class S
--------------------------------------------------------------------------
                                                 Number of
                                                    Funds     Percentile
Period                             Rank           Tracked      Ranking
--------------------------------------------------------------------------
1-Year                              81      of      156          52
--------------------------------------------------------------------------
3-Year                              48      of      101          48
--------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results.
Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment from 8/31/97 to 6/30/01
--------------------------------------------------------------------------------


THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

           Scudder S&P 500
           Index Fund --
           Class S                  S&P 500 Index+

 8/97**        10000                    10000
12/97          10834                    10851
 6/98          12715                    12773
12/98          13899                    13953
 6/99          15563                    15680
12/99          16730                    16889
 6/00          16614                    16820
12/00          15142                    15355
 6/01          14085                    14326


 Growth of an Assumed $10,000 Investment from 8/31/97 to 6/30/01

--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

--------------------------------------------------------------------------------
 Comparative Results*
--------------------------------------------------------------------------------
                                                                       Life of
                                                 1-Year     3-Year     Class**
--------------------------------------------------------------------------------
Scudder S&P 500    Growth of $10,000              $8,483    $11,084    $14,095
Index Fund --      -------------------------------------------------------------
Class AARP         Average annual total return   -15.17%      3.49%      9.37%
--------------------------------------------------------------------------------
Scudder S&P 500    Growth of $10,000              $8,478    $11,078    $14,085
Index Fund --      -------------------------------------------------------------
Class S            Average annual total return   -15.22%      3.47%      9.35%
--------------------------------------------------------------------------------
S&P 500 Index+     Growth of $10,000              $8,517    $11,216    $14,326
                   -------------------------------------------------------------
                   Average annual total return   -14.83%      3.89%      9.83%
--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S, rankings for share classes may vary.

** The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.

+ The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(a) On September 11, 2000, the Fund commenced offering Class AARP shares. Returns shown for Class AARP shares for the periods prior to September 11, 2000 are derived from the historical performance of Class S shares of Scudder S&P 500 Index Fund. Performance of the classes may differ; expense ratios are the same.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. If the Advisor had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Dear Shareholders,

Scudder S&P 500 Index Fund seeks to match the performance, before expenses, of common stocks publicly traded in the United States as represented by the S&P 500 Index. For its most recent semiannual period ended June 30, 2001, Class S shares of Scudder S&P 500 Index Fund provided a -6.97% total return, in keeping with the -6.70% return of the S&P 500 Index over the same period. The Class S one- and three-year average annual returns for periods ended June 30, 2001 were -15.22% and 3.47%, respectively. Overall, the first half of 2001 continued one of the worst periods ever for U.S. stock markets. After declining 11.86% in the first quarter, the S&P 500 Index rebounded in the second quarter, rising 5.85%.

First Quarter Review

First quarter 2001 performance was a continuation of the sharp stock market declines that began the previous year. The market's performance in early 2001 resulted in the worst quarterly performance for the S&P 500 since the third quarter of 1990. Despite three interest rate reductions by the Federal Reserve Board (the Fed) totaling 150 basis points during the quarter, a decline that had been sparked by a sharp inventory correction in technology and telecommunications companies in 2000 broadened during the first quarter of 2001 to impact most other industries. Companies in a wide range of economic sectors were hurt as earnings estimates continued to be cut throughout the quarter. While 2000's negative performance was concentrated in large capitalization (see glossary on page 11) technology and telecommunications issues, the first quarter of this year saw a much wider negative impact as 328 issues declined with only 171 advancing and one remaining unchanged. Following the trend of the previous year, value-oriented stocks outperformed growth-oriented stocks during the quarter.

Sector performance was generally negative across the board, with the best performance coming from transportation and consumer cyclicals (cyclicals are stocks which tend to respond most quickly to upturns and downturns in the economy), up less than 1% each. Declining sectors were led by technology (-24.72%), which accounted for almost one-half of the S&P 500's performance over the quarter, followed by health care and capital goods, down

15.15% and 13.68%, respectively. Top performers included Advanced Micro Devices (+92.1%), Dillard's Inc. (+85.7%), and Kmart Corporation (+76.9%). All of the worst-performing stocks came from the information technology and telecommunications services sectors. Declining issues were led by Applied Micro Circuits (-78.0%), Network Appliances (-73.8%), and Q-Logic Corporation (-70.8%).

Changes in Index membership were relatively light after a record number of additions and deletions in 2000. There were six changes in the S&P 500 during the first quarter, well below last year's pace of 58 changes in 2000. In addition, the quarterly index rebalance that took place on March 16 was the smallest in terms of turnover percentage in quite some time.

Second Quarter Review

After the sharp decline of the first quarter, stocks rebounded in the second quarter for the first positive quarterly performance for the S&P 500 since the first quarter of 2000. Equities showed signs of renewed life as the Federal Reserve continued its policy of monetary easing in an effort to stimulate the economy. The Fed lowered interest rates three more times during the quarter for a total reduction of 125 basis points. This makes for a total of six interest rate reductions year-to-date as the Fed attempts to offset the slowdown caused by the sharp inventory correction that began with technology and telecommunications companies and broadened to impact most industries. In the second quarter, mid-capitalization (or mid-cap) and small-cap stocks outperformed large-cap stocks. During this same period, large-cap growth stocks outpaced large-cap value stocks for the first time since the second quarter of 2000.

Sector performance was much more balanced than during the first quarter, with the best sector performance coming from a rebound in capital goods (+12.05%) and technology (+1.89%). These two sectors accounted for over one half of positive second quarter performance. The worst-performing sector during the quarter was utilities, with a decline of 8.81%. Due to the stronger performance of technology stocks relative to interest-rate-sensitive issues, the technology sector regained its position as the largest weight in the S&P 500, accounting for 19.4% of the Index's market capitalization, followed by financials at 17.9%. Top-performing stocks included Q-Logic Corporation, one of the worst performers the previous quarter (+186.4%), Peoplesoft Inc. (+110.1%), and Cabletron Systems (+77.1%). The worst stock performers all came from the technology and telecommunications sectors: Tellabs Inc. (-52.4%), Lucent Technologies (-37.8%), and Global Crossing (-36.0%). Index additions and deletions continued the first quarter's moderate pace, with eight additional changes for a total of fifteen for the first six months of the year.

Stock Market Outlook

The stock markets must still contend with a weak near-term profit outlook, with sluggish growth and narrowing profit margins continuing to weigh heavily on corporate bottom lines. Profit margins are being squeezed because, due to a slowdown in productivity, the labor cost of producing one dollar of goods and services (unit labor cost) is going up. Producers can't raise prices to make up for rising costs because demand is going down, so profits are declining. We believe that conditions in the stock market should stabilize as the economy rebounds, but nothing similar to the "nirvana" that propelled stock market returns in the late 1990s is likely to re-emerge anytime soon. If the United States is unable to return fully to the elevated economic growth rates of recent years, the revival in the stock market could be limited to single-digit annual gains.

It is important to reiterate that in managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the stock markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

James A. Creighton
Portfolio Manager

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time, based on market and other conditions.

Past performance is no guarantee of future results.

Investment Terms to Know
--------------------------------------------------------------------------------
     Index Fund   A mutual fund that seeks to replicate the performance of a securities market index. These funds are usually passively managed, employing popular benchmarks such as the S&P 500,
                  Russell 2000 (small-caps), or Lehman Aggregate Bond Index.
                  Because an index fund essentially "buys the market," its
                  performance tends to closely track both increases and
                  decreases in the respective index.
--------------------------------------------------------------------------------
         Market   The value of a company's outstanding shares of common stock,
 Capitalization   determined by multiplying the number of shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations. "Large-cap"
                  stocks tend to be more liquid and less volatile, while
                  "small-cap" stocks have greater potential earnings growth and are typically more volatile.
--------------------------------------------------------------------------------
        Passive   An investment approach that typically selects investments
     Management   based on non-fundamental criteria, often by seeking to mirror the performance of a securities market index. This is in
                  contrast to active management in which an investment manager attempts to select the most promising investments by
                  analyzing company financial statements, market conditions, and industry trends.
--------------------------------------------------------------------------------
     Standard &   A broad-based measurement of changes in stock market
         Poor's   conditions based on the average performance of 500 widely
Composite Index   held common stocks. The index is comprised of 400 industrial
  of 500 Stocks   company stocks, 20 transportation company stocks, 40
      (S&P 500)   financial company stocks, and 40 public utility stocks. The stocks that comprise the S&P 500 represent some of the
                  largest companies in terms of market capitalization.
--------------------------------------------------------------------------------

Sources: Zurich Scudder Investments, Inc.; Barron's Dictionary of Finance and Investment Terms

Portfolio Summary                                                 June 30, 2001
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
 Asset Allocation                                    6/30/01       12/31/00
-------------------------------------------------------------------------------
Common Stocks                                           98%            98%
Cash Equivalents                                         2%             2%
-------------------------------------------------------------------------------
                                                       100%           100%
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
 Sector Diversification                              6/30/01       12/31/00
-------------------------------------------------------------------------------
Technology                                              18%            22%
Financial                                               18%            17%
Consumer Cyclicals                                      13%             8%
Health Care                                             13%            14%
Capital Goods                                           11%             9%
Consumer Staples                                         7%            11%
Energy                                                   7%             6%
Communication Services                                   6%             5%
Utilities                                                4%             4%
Other                                                    3%             4%
-------------------------------------------------------------------------------
                                                       100%           100%
-------------------------------------------------------------------------------


Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings* (24.45% of Portfolio)
--------------------------------------------------------------------------------
 1. General Electric Co.                                                  4.31%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 2. Microsoft Corp.                                                       3.50%
    Developer and manufacturer of software
--------------------------------------------------------------------------------
 3. Exxon Mobil Corp.                                                     2.68%
    Explorer and producer of petroleum
--------------------------------------------------------------------------------
 4. Citigroup                                                             2.37%
    Operator of a diversified financial services holding company
--------------------------------------------------------------------------------
 5. Pfizer, Inc.                                                          2.25%
    Operator of an international pharmaceutical company
--------------------------------------------------------------------------------
 6. AOL Time Warner, Inc.                                                 2.11%
    Provider of entertainment, news and Internet brands across converging media platforms
--------------------------------------------------------------------------------
 7. Wal-Mart Stores, Inc.                                                 1.95%
    Operator of discount stores
--------------------------------------------------------------------------------
 8. American International Group, Inc.                                    1.77%
    Provider of financial services
--------------------------------------------------------------------------------
 9. Intel Corp.                                                           1.76%
    Manufacturer and distributor of microprocessors
--------------------------------------------------------------------------------
10. International Business Machines Corp.                                 1.75%
    Provider of customer solutions through the use of advanced information technology
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 24. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------
Investments in Equity 500 Index Portfolio, at value               $   927,803,813
----------------------------------------------------------------------------------
Receivable for Fund shares sold                                           369,258
----------------------------------------------------------------------------------
Total assets                                                          928,173,071
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for Fund shares redeemed                                          728,947
----------------------------------------------------------------------------------
Other accrued expenses and payables                                       547,475
----------------------------------------------------------------------------------
Total liabilities                                                       1,276,422
----------------------------------------------------------------------------------
Net assets, at value                                              $   926,896,649
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
Net assets consist of:
Accumulated distributions in excess of net investment income            (363,966)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and
futures transactions                                                (119,346,132)
----------------------------------------------------------------------------------
Accumulated net realized gain (loss) from investments and futures
transactions                                                           11,013,844
----------------------------------------------------------------------------------
Paid-in capital                                                     1,035,592,903
----------------------------------------------------------------------------------
Net assets, at value                                              $   926,896,649
----------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($542,642,972 /
33,297,611 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         16.30
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($384,253,677 /
23,581,207 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         16.29
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the six months ended June 30, 2001 (Unaudited)
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Income allocated from Equity 500 Index Portfolio, net (includes
$240,645 of expenses from portfolio)                              $     5,880,991
----------------------------------------------------------------------------------
Expenses:
Administrative fee                                                      1,199,888
----------------------------------------------------------------------------------
Administrative services fee                                               479,955
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                16,198
----------------------------------------------------------------------------------
Total expenses                                                          1,696,041
----------------------------------------------------------------------------------
Net investment income (loss)                                            4,184,950
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                            35,123,875
----------------------------------------------------------------------------------
Futures                                                                 (365,896)
----------------------------------------------------------------------------------
                                                                       34,757,979
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments and futures transactions                                (110,124,182)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                           (75,366,203)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $  (71,181,253)
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                 Six Months Ended    Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $     4,184,950  $     4,714,974
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          34,757,979       63,644,048
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period          (110,124,182)    (196,822,651)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     (71,181,253)    (128,463,629)
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                         (2,698,408)      (2,565,569)
----------------------------------------------------------------------------------
  Class S                                            (1,850,508)      (2,638,783)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                            143,838,961      246,547,127
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization                --      848,684,436
----------------------------------------------------------------------------------
Reinvestment of distributions                          4,366,361        5,012,322
----------------------------------------------------------------------------------
Cost of shares redeemed                            (165,353,233)    (275,169,271)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                  (17,147,911)      825,074,614
----------------------------------------------------------------------------------
Increase (decrease) in net assets                   (92,878,080)      691,406,633
----------------------------------------------------------------------------------
Net assets at beginning of period                  1,019,774,729      328,368,096
----------------------------------------------------------------------------------
Net assets at end of period (including
accumulated distributions in excess of
net investment income of $363,966 at June 30,
2001)                                            $   926,896,649  $ 1,019,774,729
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Class AARP

--------------------------------------------------------------------------------
                                                               2001^e     2000^a
--------------------------------------------------------------------------------
Net asset value, beginning of period                          $17.60   $19.95
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment incomeb                                         .07      .05
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                (1.29)   (2.33)
--------------------------------------------------------------------------------
  Total from investment operations                            (1.22)   (2.28)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                        (.08)    (.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                $16.30   $17.60
--------------------------------------------------------------------------------
Total Return (%)                                              (6.92)** (11.47)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           543      652
--------------------------------------------------------------------------------
Ratio of expenses (%)^c                                         .40*    .39^d*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                       .88*     .86*
--------------------------------------------------------------------------------


^a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

^b       Based on monthly average shares outstanding during the period.

^c       Includes expenses of the Equity 500 Index Portfolio.

^d The ratio of operating expenses includes a one-time reduction in reorganization expenses in fiscal 2000. The ratio without this reduction is .40%.

^e       For the six months ended June 30, 2001 (Unaudited).

*        Annualized

**       Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.
Class S

----------------------------------------------------------------------------------
 Years Ended December 31,         2001^a    2000     1999      1998     1997^c
----------------------------------------------------------------------------------
Net asset value, beginning of
period                            $17.60   $19.60    $16.44   $12.94    $12.00
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^b            .07      .16       .19      .17       .05
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                    (1.30)   (2.01)      3.14     3.48       .95
----------------------------------------------------------------------------------
  Total from investment operations(1.23)   (1.85)      3.33     3.65      1.00
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.08)    (.15)     (.17)    (.15)     (.06)
----------------------------------------------------------------------------------
Net asset value, end of period    $16.29   $17.60    $19.60   $16.44    $12.94
----------------------------------------------------------------------------------
Total Return (%)                  (6.97)** (9.50)^d   20.37^d  28.29^d    8.34^d**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                         384      368       328      128        17
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)^e                    .40*     .51f       .58     1.01     4.42*
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)^e                    .40*     .40f       .40      .40      .40*
----------------------------------------------------------------------------------
Ratio of net investment income (%)  .88*      .84      1.05     1.18     1.35*
----------------------------------------------------------------------------------

a   For the six months ended June 30, 2001 (Unaudited).

b   Based on monthly average shares outstanding during the period.

c For the period August 29, 1997 (commencement of operations) to December 31, 1997.

d Total return would have been lower had certain expenses not been reduced.

e   Includes expenses of the Equity 500 Index Portfolio.

f The ratios of operating expenses excluding costs incurred with the reorganization in fiscal 2000 before and after expense reductions were .52% and .40%, respectively.

*   Annualized

**  Not annualized

Notes to Financial Statements                                       (Unaudited)
-------------------------------------------------------------------------------


Scudder S&P 500 Index Fund

A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"), an open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio. At June 30, 2001, the Fund's investment in the Portfolio represented approximately 15.0% of the Portfolio's total assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investments in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2000, the Fund had a net tax basis capital loss carryforward of approximately $3,553,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2006 ($3,502,000) and December 31, 2007 ($51,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2000 through December 31, 2000, the Fund incurred approximately $20,365,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2001.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to partnership tax allocations. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Investment Transactions and Investment Income. The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

B. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Manager"), the Manager monitors the Fund's investments in the Portfolio. ZSI currently receives no fee for providing these monitoring services. In the event the Board of Trustees determines it is in the best interest of the Fund's shareholders to withdraw its investment in the Portfolio, ZSI would become responsible for directly managing the assets of the Fund. In such event, the Fund would pay the Manager an annual fee of 0.15% of the Fund's average daily net assets, accrued daily and paid monthly.

Administrative Services Agreement. The Fund also has an Administrative Services Agreement with the Manager, under which the Manager provides shareholder and administrative services to the Fund. ZSI receives a fee (the "Administrative Services Fee") of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. Accordingly, for the six months ended June 30, 2001, the amount imposed aggregated $479,955, of which $81,440 is unpaid at June 30, 2001.

Administrative Fee. Under the Administrative Agreement the Manager provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Administrative Services Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.25% of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider will continue to provide the services that it currently provides to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under the current arrangements, except that ZSI will pay these entities for the provision of their services to the Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended June 30, 2001, the Administrative Agreement expense charged to the Fund amounted to $1,199,888, of which $393,524 is unpaid at June 30, 2001.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Manager an annual retainer. For the six months ended June 30, 2001, Trustees' fees aggregated $16,198, of which $10,438 is unpaid at June 30, 2001.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI, but does not recommend specific mutual funds. Effective September 11, 2000, the Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows:
0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

C. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

D. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
----------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
----------------------------------------------------------------------------------

Shares sold
----------------------------------------------------------------------------------
Class AARP          1,979,414    $ 32,946,131      1,142,703*     $21,171,189*
----------------------------------------------------------------------------------
Class S             6,680,554     110,892,830      12,038,531      225,375,938
----------------------------------------------------------------------------------
                                 $143,838,961                     $246,547,127
----------------------------------------------------------------------------------

Shares issued in tax-free reorganization
----------------------------------------------------------------------------------
Class AARP                 --    $         --     42,541,033*     $848,684,436*
----------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
----------------------------------------------------------------------------------
Class AARP            161,745    $  2,558,106        132,838*     $ 2,436,498*
----------------------------------------------------------------------------------
Class S               114,243       1,808,255         135,535        2,575,824
----------------------------------------------------------------------------------
                                 $  4,366,361                     $  5,012,322
----------------------------------------------------------------------------------

Shares redeemed
----------------------------------------------------------------------------------
Class AARP        (5,857,975)    $(97,043,569)   (6,802,147)*     $(123,436,466)*
----------------------------------------------------------------------------------
Class S           (4,143,759)    (68,309,664)     (7,995,263)     (151,732,805)
----------------------------------------------------------------------------------
                                 $(165,353,233)                   $(275,169,271)
----------------------------------------------------------------------------------

Net increase (decrease)
----------------------------------------------------------------------------------
Class AARP        (3,716,816)    $(61,539,332)    37,014,427*     $748,855,657*
----------------------------------------------------------------------------------
Class S             2,651,038      44,391,421       4,178,803       76,218,957
----------------------------------------------------------------------------------
                                 $(17,147,911)                    $825,074,614
----------------------------------------------------------------------------------

* For the period from September 11, 2000 (commencement of sales of Class AARP) to December 31, 2000.

E. Acquisition of Assets

On September 8, 2000, the Fund acquired all of the net assets of AARP U.S. Stock Index Fund pursuant to the plan of reorganization approved by shareholders on July 13, 2000. On that date, the Fund then transferred the securities to Equity 500 Index Portfolio in exchange for a pro-rata interest in Equity 500 Index portfolio.

The acquisition was accomplished by a tax-free exchange of 42,541,033 Class AARP shares of the Fund for 30,567,031 shares of AARP U.S. Stock Index Fund outstanding on September 8, 2000. AARP U.S. Stock Index Fund's net assets at that date ($848,684,436), including $127,083,127 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $333,418,934. The combined net assets of the Fund immediately following the acquisition were $1,182,103,370.

Officers and Trustees
-------------------------------------------------------------------------------

Linda C. Coughlin*                           William F. Glavin*
   President and Trustee                        Vice President

Henry P. Becton, Jr.                         Gary A. Langbaum*
   Trustee; President, WGBH                     Vice President
   Educational Foundation
                                             James E. Masur*
Dawn-Marie Driscoll                             Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,             Kathleen T. Millard*
   Center for Business Ethics,                  Vice President
   Bentley College
                                             Howard S. Schneider*
Edgar R. Fiedler                                Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The                  Robert D. Tymoczko*
   Conference Board, Inc.                       Vice President

Keith R. Fox                                 John Millette*
   Trustee; General Partner, The                Vice President and Secretary
   Exeter Group of Funds
                                             Kathryn L. Quirk*
Jean Gleason Stromberg                          Vice President and Assistant
   Trustee; Consultant                          Secretary

Jean C. Tempel                               John R. Hebble*
   Trustee; Managing Director,                  Treasurer
   First Light Capital, LLC
                                             Thomas Lally*
Steven Zaleznick                                Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP                   Brenda Lyons*
   Services, Inc.                               Assistant Treasurer

Thomas V. Bruns*                             Caroline Pearson*
   Vice President                               Assistant Secretary

William F. Gadsden*
   Vice President

*   Zurich Scudder Investments, Inc.

Statement of Net Assets                          as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


Equity 500 Index Portfolio

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
 Common Stocks 98.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                    854,506      41,024,833
ADC Telecommunications, Inc.^1                         416,306       2,747,620
Adobe Systems, Inc.                                    130,527       6,134,769
Adolph Coors Co. -- Class B                             18,460         926,323
Advanced Micro Devices, Inc.^1                         187,953       5,428,083
AES Corp.^1                                            299,921      12,911,599
Aetna, Inc., New^1                                      84,760       2,192,741
AFLAC, Inc.                                            297,124       9,356,435
Agilent Technologies^1                                 255,514       8,304,205
Air Products and Chemicals, Inc.                       126,701       5,796,571
Alberto-Culver Co. -- Class B                           30,131       1,266,707
Albertson's, Inc.                                      230,605       6,915,844
Alcan Aluminum Ltd.                                    178,931       7,518,681
Alcoa, Inc.                                            481,246      18,961,092
Allegheny Energy, Inc.                                  59,826       2,886,604
Allegheny Technologies                                  43,363         784,437
Allergan, Inc.                                          73,232       3,261,336
Allied Waste Industries, Inc.^1                        107,174       2,002,010
Allstate Corp.                                         407,419      17,922,362
Alltel Corp.                                           173,419      10,623,648
Altera Corp.^1                                         220,946       6,407,434
Ambac Financial Group                                   57,319       3,335,966
Amerada Hess Corp.                                      48,506       3,919,285
Ameren Corp.                                            74,318       3,173,379
American Electric Power Co.                            185,689       8,573,261
American Express Co.                                   737,599      28,618,841
American General Corp.                                 280,812      13,043,717
American Greetings Corp. -- Class A                     34,682         381,502
American Home Products Corp.                           724,620      42,346,793
American International Group, Inc.                   1,287,497     110,724,742
American Power Conversion Corp.^1                      105,029       1,654,207
Amgen, Inc.^1                                          575,966      34,949,617
AMR Corp.^1                                             88,012       3,179,874
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
AmSouth Bancorp                                        204,408       3,779,504
Anadarko Petroleum Corp.                               134,961       7,291,943
Analog Devices, Inc.^1                                 199,837       8,642,950
Andrew Corp.^1                                          43,783         807,796
Anheuser-Busch Cos., Inc.                              539,230       2,216,276
AOL Time Warner Inc.^1                               2,467,515     130,778,295
AON Corp.                                              139,775       4,892,125
Apache Corp.                                            67,363       3,418,672
Apple Computer, Inc.^1                                 193,834       4,506,640
Applera Corp. -- Applied Biosystems Group              113,816       3,044,578
Applied Materials, Inc.^1                              444,842      21,841,742
Applied Micro Circuits Corp.^1                         159,600       2,745,120
Archer Daniels Midland Co.                             341,526       4,439,838
Ashland, Inc.                                           37,737       1,513,254
AT&T Corp.                                           1,903,666      41,880,652
AutoDesk, Inc.                                          31,341       1,169,019
Automatic Data Processing, Inc.                        352,693       1,528,842
AutoZone, Inc.^1                                        61,322        ,299,575
Avaya, Inc.^1                                          150,138       2,056,891
Avery Dennison Corp.                                    59,501       3,037,526
Avon Products, Inc.                                    128,414       5,943,000
Baker Hughes, Inc.                                     180,659       6,052,076
Ball Corp.                                              14,895         708,406
Bank of America Corp.                                  883,188      53,017,776
Bank of New York Co., Inc.                             411,932      19,772,736
Bank One Corp.                                         642,684      23,008,087
Barrick Gold Corp.                                     243,052       3,682,238
Bausch & Lomb, Inc.                                     28,790       1,043,350
Baxter International, Inc.                             325,976      15,972,824
BB&T Corp.                                             214,844       7,884,775
Bear Stearns Cos., Inc.                                 59,632       3,516,499
Becton, Dickinson & Co.                                142,287       5,092,452
Bed, Bath & Beyond, Inc.^1                             159,321       4,970,815
BellSouth Corp.                                      1,034,832      41,672,685
Bemis Co., Inc.                                         28,608       1,149,183
Best Buy, Inc.^1                                       115,526       7,338,212
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Big Lots, Inc.^1                                        60,042         821,375
Biogen, Inc.^1                                          82,527        ,486,168
Biomet, Inc.^1                                          99,172       4,766,206
Black & Decker Corp.                                    44,237       1,745,592
BMC Software, Inc.^1                                   133,347       3,005,641
Boeing Co.                                             482,434      26,823,330
Boise Cascade Corp.                                     30,850       1,084,994
Boston Scientific Corp.^1                              218,857       3,720,569
Bristol-Myers Squibb Co.                             1,071,454      56,037,044
Broadcom Corp. -- Class A^1                            136,400       5,832,464
BroadVision, Inc.^1                                    146,956         734,780
Brown-Forman Corp. -- Class B                           27,171       1,737,314
Brunswick Corp.                                         47,077       1,131,260
Burlington Northern Santa Fe Corp.                     226,909       6,845,845
Burlington Resources, Inc.                             121,718       4,862,634
C.R. Bard, Inc.                                         27,445       1,562,993
Cabletron Systems, Inc.^1                               99,375       2,270,719
Calpine Corp.^1                                        160,913       6,082,511
Campbell Soup Co.                                      227,105       5,847,954
Capital One Financial Corp.                            107,190       6,431,400
Cardinal Health, Inc.                                  245,236      16,921,284
Carnival Corp. -- Class A                              317,300       9,741,110
Caterpillar, Inc.                                      193,687       9,694,034
Cendant Corp.^1                                        476,546       9,292,647
Centex Corp.                                            31,511       1,284,073
Centurytel, Inc.                                        76,197       2,308,769
Charles Schwab Corp.                                   766,038      11,720,381
Charter One Financial, Inc.                            113,353       3,615,961
Chevron Corp.                                          355,614      32,183,067
Chiron Corp.^1                                         106,791       5,446,341
Chubb Corp.                                             98,609       7,635,295
CIGNA Corp.                                             82,779       7,931,884
Cincinnati Financial Corp.                              87,548       3,458,146
Cinergy Corp.                                           86,077       3,008,391
Cintas Corp.                                            99,800       4,615,750
Circuit City Stores, Inc.                              110,811       1,994,598
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Cisco Systems, Inc.^1                                4,021,284      73,187,369
Citigroup                                            2,776,656     146,718,503
Citizen Communications Co.^1                           151,500       1,822,545
Citrix Systems, Inc.^1                                 100,845       3,519,490
Clear Channel Communications, Inc.^1                   321,565      20,162,125
Clorox Co.                                             127,071       4,301,353
CMS Energy                                              75,085       2,091,117
Coca-Cola Co.                                        1,375,931      61,916,895
Coca-Cola Enterprises, Inc.                            225,265       3,683,083
Colgate-Palmolive Co.                                  319,261      18,833,206
Comcast Corp. -- Special Class A^1                     518,727      22,512,752
Comerica, Inc.                                         100,573       5,793,005
Compaq Computer Corp.                                  936,368      14,504,340
Computer Associates International, Inc.                313,971      11,302,956
Computer Sciences Corp.^1                               90,760       3,140,296
Compuware Corp.^1                                      199,042       2,784,598
Comverse Technology^1                                   93,471       5,385,799
ConAgra, Inc.                                          301,850       5,979,648
Concord EFS, Inc.^1                                    121,690       6,329,097
Conexant Systems^1                                     124,066       1,110,391
Conoco, Inc. -- Class B                                337,514       9,754,155
Conseco, Inc.^1                                        175,520       2,395,848
Consolidated Edison, Inc.                              114,680       4,564,264
Constellation Energy Group, Inc.                        81,442       3,469,429
Convergys Corp.^1                                       83,262       2,518,675
Cooper Industries, Inc.                                 50,340       1,992,961
Cooper Tire & Rubber Co.                                38,514         546,899
Corning, Inc.                                          495,997       8,288,110
Costco Wholesale Corp.^1                               251,049      10,313,093
Countrywide Credit Industries, Inc.                     60,491       2,775,327
Crane Co.                                               32,576       1,009,856
CSX Corp.                                              116,992       4,239,790
Cummins Engine Co., Inc.                                22,461         869,241
CVS Corp.                                              217,221       8,384,731
Dana Corp.                                              80,400       1,876,536
Danaher Corp.                                           80,164       4,489,184
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                65,141       1,817,434
Deere & Co.                                            135,062       5,112,097
Dell Computer Corp.^1                                1,430,810      37,415,681
Delphi Automotive Systems                              304,660       4,853,234
Delta Air Lines, Inc.                                   71,935       3,170,895
Deluxe Corp.                                            39,410       1,138,949
Devon Energy Corp.                                      72,839       3,824,047
Dillard Department Stores, Inc. -- Class A              50,137         765,592
Dollar General Corp.                                   185,032       3,608,124
Dominion Resources, Inc.                               138,015       8,298,842
Dover Corp.                                            115,067       4,332,273
Dow Chemical Co.                                       495,125      16,462,906
Dow Jones & Co., Inc.                                   47,499       2,836,165
DTE Energy Co.                                          84,448       3,921,765
Du Pont (E.I.) de Nemours & Co.                        576,163      27,794,103
Duke Power Co.                                         414,142      16,155,679
Dynegy, Inc.                                           183,986       8,555,349
Eastman Chemical Co.                                    41,383       1,971,072
Eastman Kodak Co.                                      161,789       7,552,311
Eaton Corp.                                             37,801       2,649,850
Ecolab, Inc.                                            68,464       2,804,970
Edison International, Inc.                             176,515       1,968,142
El Paso Corp.                                          268,654      14,115,081
Electronic Data Systems Corp.                          259,854      16,240,875
Eli Lilly & Co.                                        623,150      46,113,100
EMC Corp.^1                                          1,210,152      35,154,916
Emerson Electric Co.                                   244,222      14,775,431
Engelhard Corp.                                         68,861       1,775,925
Enron Corp.                                            414,571      20,313,979
Entergy Corp.                                          120,440       4,623,692
EOG Resources, Inc.                                     67,148       2,387,111
Equifax, Inc.                                           73,952       2,712,559
Exelon Corp.                                           180,905      11,599,629
Exxon Mobil Corp.                                    1,901,215     166,071,130
Fannie Mae                                             553,733      47,150,365
Federated Department Stores, Inc.^1                    109,042       4,634,285
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
FedEx Corp.^1                                          171,234       6,883,607
Fifth Third Bancorp                                    316,329      18,995,556
First Data Corp.                                       219,591      14,108,722
First Union Corp.                                      545,715      19,067,282
FirstEnergy Corp.                                      121,999       3,923,488
Fiserv, Inc.^1                                          70,201       4,491,460
Fleet Boston Financial Corp.                           601,000      23,709,450
Fluor Corp. New                                         40,790       1,841,668
FMC Corp.^1                                             16,450       1,127,812
Ford Motor Co.                                       1,025,002      25,163,799
Forest Laboratories, Inc.^1                             94,932       6,740,172
Fortune Brands, Inc.                                    83,470       3,201,909
FPL Group, Inc.                                         95,633       5,758,063
Franklin Resources, Inc.                               139,554       6,387,387
Freddie Mac                                            382,608      26,782,560
Freeport-McMoRan Copper & Gold, Inc. -- Class B^1       80,023         884,254
Gannett Co., Inc.                                      147,723       9,734,946
Gap, Inc.                                              475,598      13,792,342
Gateway Inc.^1                                         174,357       2,868,173
General Dynamics Corp.                                 107,444       8,360,218
General Electric Co.                                 5,475,015     266,906,981
General Mills, Inc.                                    159,332       6,975,555
General Motors Corp.                                   297,077      19,116,905
Genuine Parts Co.                                       94,894       2,989,161
Georgia-Pacific Corp.                                  121,853       4,124,724
Gillette Co.                                           588,277      17,054,150
Global Crossing Ltd.^1                                 482,423       4,168,135
Golden West Financial Corp.                             90,227       5,796,182
Goodrich (B.F.) Co.                                     56,287       2,137,780
Goodyear Tire & Rubber Co.                              87,910       2,461,480
GPU, Inc.                                               75,712       2,661,277
Great Lakes Chemical Corp.                              26,975         832,179
Guidant Corp.^1                                        165,985       5,975,460
H & R Block, Inc.                                       52,492       3,388,359
H.J. Heinz Co.                                         194,580       7,956,376
Halliburton Co.                                        249,152       8,869,811
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Harcourt General, Inc.                                  39,746       2,312,820
Harley-Davidson, Inc.                                  173,566       8,171,487
Harrah's Entertainment, Inc.^1                          65,180       2,300,854
Hartford Financial Services Group, Inc.                132,847       9,086,735
Hasbro, Inc.                                            92,924       1,342,752
HCA Healthcare Co                                      308,476      13,940,030
HEALTHSOUTH Corp.^1                                    208,269       3,326,056
Hercules, Inc.^1                                        57,903         654,304
Hershey Foods Corp.                                     73,397       4,529,329
Hewlett-Packard Co.                                  1,069,250      30,580,550
Hilton Hotels Corp.                                    205,666       2,385,726
Home Depot, Inc.                                     1,279,896      59,579,159
Homestake Mining Co.                                   141,875       1,099,531
Honeywell International, Inc.                          442,954      15,498,960
Household International, Inc.                          262,085      17,481,069
Humana, Inc.^1                                          91,216         898,478
Huntington Bancshares, Inc.                            137,674       2,250,970
Illinois Tool Works, Inc.                              169,572      10,733,908
IMS Health, Inc.                                       165,449       4,715,296
Inco, Ltd.^1                                            97,957       1,690,738
Ingersoll-Rand Co.                                      87,565       3,607,678
Intel Corp.                                          3,718,551     108,767,617
International Business Machines Corp.                  958,169     108,273,097
International Flavors & Fragrances, Inc.                52,747       1,325,532
International Paper Co.                                260,084       9,284,999
Interpublic Group of Cos., Inc.                        204,586       6,004,599
Intuit, Inc.^1                                         112,030       4,480,080
ITT Industries                                          46,287       2,048,200
J.C. Penney Co., Inc.                                  150,926       3,978,409
Jabil Circuit, Inc.^1                                  102,600       3,166,236
JDS Uniphase Corp.^1                                   729,082       9,295,795
Jefferson-Pilot Corp.                                   88,726       4,287,240
John Hancock Financial Services, Inc.                  162,837       6,555,818
Johnson & Johnson                                    1,668,775      83,438,725
Johnson Controls, Inc.                                  46,785       3,390,509
J.P. Morgan Chase & Co.                              1,095,721      48,869,157
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
KB HOME                                                 23,349         704,439
Kellogg Co.                                            218,836       6,346,244
Kerr-McGee Corp.                                        53,701       3,558,765
KeyCorp.                                               231,020       6,018,071
Keyspan Corp.                                           72,565       2,647,171
Kimberly Clark Corp.                                   297,694      16,641,095
Kinder Morgan, Inc.                                     61,683       3,099,571
King Pharmaceuticals, Inc.^1                            91,600       4,923,500
KLA/Tencor Corp.^1                                     100,346       5,867,231
Kmart Corp.^1                                          261,603       3,000,586
Knight-Ridder, Inc.                                     39,760       2,357,768
Kohls Corp.^1                                          179,018      11,229,799
Kroger Co.^1                                           444,436      11,110,900
Leggett & Platt, Inc.                                  106,804       2,352,892
Lehman Brothers, Inc.                                  134,393      10,449,056
Lexmark International Group, Inc. -- Class A^1          71,164       4,785,779
Limited, Inc.                                          229,564       3,792,397
Lincoln National Corp.                                 108,485       5,614,099
Linear Technology Corp.                                175,985       7,782,057
Liz Claiborne, Inc.                                     28,394       1,432,477
Lockheed Martin Corp.                                  240,841       8,923,159
Loews Corp.                                            107,236       6,909,215
Louisiana-Pacific Corp.                                 57,282         671,918
Lowe's Cos., Inc.                                      206,566      14,986,363
LSI Logic Corp.^1                                      194,300       3,652,840
Lucent Technologies, Inc.                            1,892,560      11,733,872
Manor Care, Inc.^1                                      55,232       1,753,616
Marriott International                                 136,201       6,447,755
Marsh & McLennan Cos., Inc.                            153,215      15,474,715
Masco Corp.                                            246,479       6,152,116
Mattel, Inc.                                           230,203       4,355,441
Maxim Integrated Products, Inc.^1                      174,589       7,718,580
May Department Stores Co.                              168,691       5,779,354
Maytag Corp.                                            41,834       1,224,063
MBIA, Inc.                                              80,278       4,469,879
MBNA Corp.                                             474,103      15,621,694
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
McDermott International, Inc.^1                         32,869         382,924
McDonald's Corp.                                       729,288      19,734,533
McGraw-Hill, Inc.                                      109,878       7,268,430
McKesson HBOC, Inc.                                    158,876       5,897,477
Mead Corp.                                              54,940       1,491,072
MedImmune Inc.^1                                       118,355       5,586,356
Medtronic, Inc.                                        664,023      30,551,698
Mellon Financial Corp.                                 272,914      12,554,044
Merck & Co., Inc.                                    1,263,617      80,757,762
Mercury Interactive Corp.^1                             44,148       2,644,465
Meredith Corp.                                          26,944         964,865
Merrill Lynch & Co., Inc.                              462,920      27,428,010
MetLife, Inc.                                          412,270      12,772,125
MGIC Investment Corp.                                   57,970       4,210,941
Micron Technology, Inc.^1                              328,981      13,521,119
Microsoft Corp.^1                                    2,966,666     216,566,618
Millipore Corp.                                         24,992       1,549,004
Minnesota Mining & Manufacturing Co.                   216,106      24,657,695
Mirant Corp.^1                                         195,633       6,729,775
Molex, Inc.                                            111,334       4,067,031
Moody's Corp.                                           87,609       2,934,901
Morgan Stanley Dean Witter Discover & Co.              617,415      39,656,565
Motorola, Inc.                                       1,214,690      20,115,266
Nabors Industries, Inc.^1                               79,952       2,974,214
National City Corp.                                    329,328      10,136,716
National Semiconductor Corp.^1                          96,525       2,810,808
National Service Industries, Inc.                       22,056         497,804
Navistar International Corp.^1                          31,704         891,834
NCR Corp.^1                                             52,567       2,470,649
Network Appliance, Inc.^1                              170,490       2,335,713
New York Times Co. -- Class A                           88,180       3,703,560
Newell Rubbermaid, Inc.                                143,804       3,609,480
Newmont Mining Corp.                                    91,528       1,703,336
Nextel Communications, Inc. -- Class A^1               422,755       7,398,212
Niagara Mohawk Power Corp.^1                            87,199       1,542,550
NICOR, Inc.                                             24,665         961,442
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Nike, Inc.                                             148,970       6,255,250
NiSource, Inc.                                         109,912       3,003,895
Noble Drilling Corp.^1                                  73,100       2,394,025
Nordstrom, Inc.                                         69,436       1,288,038
Norfolk Southern Corp.                                 206,823       4,281,236
Nortel Networks Corp.                                1,767,069      16,062,657
Northern Trust Corp.                                   124,840       7,802,500
Northrop Grumman Corp.                                  42,893       3,435,729
Novell, Inc.^1                                         178,856       1,017,691
Novellus Systems, Inc.^1                                78,700       4,469,373
Nucor Corp.                                             42,003       2,053,527
Occidental Petroleum Corp.                             207,756       5,524,232
Office Depot, Inc.^1                                   160,751       1,668,595
Omnicom Group, Inc.                                     95,532       8,215,752
Oneok, Inc.                                             31,408         618,738
Oracle Corp.^1                                       3,094,365      58,792,935
Paccar, Inc.                                            42,791       2,200,313
Pactiv Corp.^1                                          86,629       1,160,829
Pall Corp.                                              67,929       1,598,369
Palm, Inc.^1                                           305,194       1,852,528
Parametric Technology Corp.^1                          148,281       2,074,451
Parker-Hannifin Corp.                                   60,106       2,550,899
Paychex, Inc.                                          208,495       8,339,800
People's Energy Corp.                                   19,018         764,524
PeopleSoft, Inc.^1                                     161,111       7,931,495
Pepsi-Cola Bottling Group, Inc.                         80,632       3,233,343
PepsiCo, Inc.                                          799,758      35,349,304
Perkin Elmer, Inc.                                      53,868       1,482,986
Pfizer, Inc.                                         3,485,481     139,593,514
PG&E Corp.                                             209,563       2,347,106
Pharmacia Corp.                                        712,216      32,726,325
Phelps Dodge Corp.                                      42,489       1,763,293
Philip Morris Cos.                                   1,211,855      61,501,641
Phillips Petroleum Co.                                 142,815       8,140,455
Pinnacle West Capital Corp.                             46,042       2,182,391
Pitney Bowes, Inc.                                     140,659       5,924,557
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Placer Dome, Inc.                                      176,608       1,730,758
PNC Bank Corp.                                         162,149      10,667,783
Potlatch Corp.                                          15,616         537,347
Power-One, Inc.^1                                       42,314         704,105
PPG Industries, Inc.                                    93,099       4,894,214
PPL Corp.                                               78,380       4,310,900
Praxair, Inc.                                           85,481       4,017,607
Procter & Gamble Co.                                   720,868      45,991,378
Progress Energy, Inc.                                  111,123       4,991,645
Progressive Corporation of Ohio                         39,965       5,402,868
Providian Financial Corp.                              160,258       9,487,274
Public Service Enterprise Group                        128,402       6,278,858
Pulte Corp.                                             21,199         903,713
QLogic Corp.^1                                          49,434       3,186,021
Quaker Oats Co.                                         74,014       6,753,778
Qualcomm, Inc.^1                                       418,154      24,453,646
Quintiles Transnational Corp.^1                         62,136       1,568,934
Qwest Communications International, Inc.               916,545      29,210,289
R.R. Donnelley & Sons Co.                               66,477       1,974,367
RadioShack Corp.                                       100,136       3,054,148
Ralston Purina Group                                   165,489       4,967,980
Raytheon Company                                       191,934       5,095,848
Reebok International Ltd.^1                             31,636       1,010,770
Regions Financial Corp.                                120,618       3,859,776
Reliant Energy                                         168,878       5,439,560
Robert Half International                               95,897       2,386,876
Rockwell International Corp.                            98,928       3,771,135
Rohm & Haas Co.                                        118,524       3,899,440
Rowan Cos., Inc.^1                                      59,773       1,320,983
Royal Dutch Petroleum Co.                            1,181,002      68,816,987
Ryder Systems, Inc.                                     32,246         632,022
Sabre Group Holdings, Inc.^1                            75,688       3,784,400
Safeco Corp.                                            69,448       2,048,716
Safeway, Inc.^1                                        279,380      13,410,240
Sanmina Corp.^1                                        174,170       4,077,320
Sapient Corp.^1                                         66,216         645,606
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Sara Lee Corp.                                         433,887       8,217,820
SBC Communications, Inc.                             1,856,452      74,369,467
Schering-Plough Corp.                                  808,711      29,307,687
Schlumberger Ltd.                                      319,799      16,837,417
Scientific-Atlanta, Inc.                                86,913       3,528,668
Sealed Air Corp.^1                                      45,107       1,680,236
Sears, Roebuck & Co.                                   180,498       7,636,870
Sempra Energy                                          110,888       3,031,678
Sherwin-Williams Co.                                    86,618       1,922,920
Siebel Systems, Inc.^1                                 252,736      11,853,318
Sigma Aldrich Corp.                                     42,853       1,654,983
Snap-On Tools Corp.                                     32,403         782,856
Solectron Corp.^1                                      362,094       6,626,320
Southern Co.                                           364,895       8,483,809
Southtrust Corp.                                       193,462       5,030,012
Southwest Airlines Co.                                 409,659       7,574,595
Sprint Corp.                                           491,505      10,498,547
Sprint PCS^1                                           516,312      12,468,935
St. Jude Medical, Inc.^1                                45,934       2,756,040
St. Paul Cos., Inc.                                    118,299       5,996,576
Stanley Works                                           47,508       1,989,635
Staples, Inc.^1                                        253,240       4,049,308
Starbucks Corp.^1                                      202,234       4,651,382
Starwood Hotels & Resorts Worldwide, Inc.            4,150,420         111,331
State Street Corp.                                     174,764       8,649,070
Stilwell Financial, Inc.                               119,908       4,024,112
Stryker Corp.                                          108,399       5,945,685
Sun Microsystems, Inc.^1                             1,803,574      28,352,183
Sunoco, Inc.                                            46,287       1,695,493
SunTrust Banks, Inc.                                   166,082      10,758,792
SuperValu, Inc.                                         71,279       1,250,946
Symbol Technologies, Inc.                              118,517       2,631,077
Synovus Financial Corp.                                154,547       4,849,685
Sysco Corp.                                            377,019      10,236,066
T. Rowe Price Group Inc.                                67,897       2,538,669
Target Corp.                                           498,535      17,249,311
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
Tektronix, Inc.^1                                       51,070       1,386,551
Tellabs, Inc.^1                                        221,417       4,291,061
Temple Inland, Inc.                                     26,821       1,429,291
Tenet Healthcare Corp.^1                               180,026       9,287,541
Teradyne, Inc.^1                                        94,141       3,116,067
Texaco, Inc.                                           312,908      20,839,673
Texas Instruments, Inc.                                956,273      30,122,600
Textron, Inc.                                           81,989       4,512,675
Thermo Electron Corp.^1                                 97,188       2,140,080
Thomas & Betts Corp.                                    31,321         691,254
Tiffany & Co.                                           78,647       2,848,594
Timken Co.                                              34,079         577,298
TJX Cos., Inc.                                         151,666       4,833,595
TMP Worldwide, Inc.^1                                   51,854       3,065,090
Torchmark Corp.                                         68,046       2,736,130
Tosco Corp.                                             78,663       3,465,105
Toys `R' Us, Inc.^1                                    110,029       2,723,218
Transocean Sedco                                       174,951       7,216,729
Tribune Co.                                            166,904       6,677,829
Tricon Global Restaurants, Inc.^1                       79,267       3,479,821
TRW, Inc.                                               68,051       2,790,091
Tupperware Corp.                                        31,114         729,001
TXU Corp.                                              150,664       7,260,498
Tyco International Ltd.                              1,065,720      58,081,740
US Bancorp                                           1,071,117      24,410,756
Unilever NV                                            308,188      18,358,759
Union Pacific Corp.                                    133,574       7,334,548
Union Planters Corp.                                    73,627       3,210,137
Unisys Corp.^1                                         170,514       2,508,261
United Technologies Corp.                              260,066      19,052,435
UnitedHealth Group, Inc.                               171,964      10,618,777
Univision Communications, Inc.^1                       111,300       4,761,414
Unocal Corp.                                           132,421       4,522,177
UNUMProvident Corp.                                    129,849       4,170,750
US Airways Group, Inc.^1                                36,493         886,780
USA Education, Inc.                                     92,454       6,749,142
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Shares ($)      Value ($)
--------------------------------------------------------------------------------
UST, Inc.                                               88,590       2,556,707
USX-US Steel Group                                      47,892         965,024
USX Marathon Group                                     169,009       4,987,456
V.F. Corp.                                              61,815       2,248,830
Veritas Software Corp.^1                               221,057      14,706,922
Verizon Communications, Inc.                         1,493,444      79,899,254
Viacom, Inc. -- Class B^1                              990,716      51,269,553
Visteon Corp.                                           71,322       1,310,898
Vitesse Semiconductor Corp.^1                          107,269       2,256,940
Vulcan Materials Co.                                    54,434       2,925,828
W.W. Grainger, Inc.                                     56,604       2,329,821
Wachovia Corp.                                         118,064       8,400,254
Wal-Mart Stores, Inc.                                2,469,677     120,520,238
Walgreen Co.                                           562,066      19,194,554
Walt Disney Co.                                      1,148,847      33,190,190
Washington Mutual, Inc.                                484,456      18,191,323
Waste Management, Inc.                                 340,758      10,502,162
Watson Pharmaceuticals^1                                55,789       3,438,834
Wellpoint Health Networks, Inc.^1                       36,192       3,410,734
Wells Fargo Co.                                        943,356      43,800,019
Wendy's International, Inc.                             61,928       1,581,641
Westvaco Corp.                                          54,998       1,335,901
Weyerhaeuser Co.                                       124,107       6,822,162
Whirlpool Corp.                                         42,367       2,647,938
Willamette Industries, Inc.                             64,995       3,217,253
Williams Cos., Inc.                                    269,977       8,895,742
Winn Dixie Stores, Inc.                                 75,785       1,980,262
Wm. Wrigley Jr. Co.                                    121,700       5,701,645
WorldCom, Inc.^1                                     1,593,838      22,632,500
Worthington Industries, Inc.                            46,329         630,074
Xcel Energy, Inc.                                      184,076       5,236,962
Xerox Corp.                                            359,878       3,444,032
Xilinx, Inc.^1                                         183,494       7,567,293
Yahoo!, Inc.^1                                         304,098       6,078,919
Zions Bancorporation                                    50,500       2,979,500
--------------------------------------------------------------------------------
Total Common Stocks (Cost $5,473,023,066)                         6,086,087,925
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                     Principal
                                                     Amount ($)      Value ($)
--------------------------------------------------------------------------------
 Short-Term Instruments 0.1%
--------------------------------------------------------------------------------

U.S. Treasury Bills
--------------------------------------------------------------------------------
US Treasury Bill,^2 3.47%, 9/13/2001                   784,345         790,000
US Treasury Bill,^2 3.51%, 9/13/2001                  5,698,913      5,740,000
--------------------------------------------------------------------------------
Total Short-Term Instruments (Cost $6,484,990)                       6,483,258
--------------------------------------------------------------------------------
Total Investments in Unaffiliated Issuers
  (Cost $5,479,508,056)                                           6,092,571,183


--------------------------------------------------------------------------------
 Investments in Affiliated Investment Companies
 Short-Term Instruments 1.6%
--------------------------------------------------------------------------------
Cash Management Fund Institutional                  99,929,307      99,929,307
--------------------------------------------------------------------------------
Total Investments in Affiliated Investment
  Companies  (Cost $99,929,307)                                     99,929,307
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       % of
                                                    Net Assets       Value ($)
--------------------------------------------------------------------------------
Total Portfolio (Cost $5,579,437,363)                   99.99     6,192,500,490
--------------------------------------------------------------------------------
Other Assets and Liabilities, Net                        0.01          363,203
--------------------------------------------------------------------------------
Net Assets                                              100.0     6,192,863,693
--------------------------------------------------------------------------------

1 Non-income producing security for the six months ended June 30, 2001. 2 Held as collateral for futures contracts.


    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


Equity 500 Index Portfolio

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------
Investments in unaffiliated issuers, at value (cost
$5,479,508,056)                                                $ 6,092,571,183
-------------------------------------------------------------------------------
Investments in affiliated investment companies, at value (cost
$99,929,307)                                                        99,929,307
-------------------------------------------------------------------------------
Total investments, at value                                      6,192,500,490
-------------------------------------------------------------------------------
Dividends and interest receivable                                    4,889,300
-------------------------------------------------------------------------------
Variation margin receivable for futures contracts                      402,153
-------------------------------------------------------------------------------
Receivable for shares of beneficial interest subscribed                983,517
-------------------------------------------------------------------------------
Receivable for securities sold                                         452,744
-------------------------------------------------------------------------------
Prepaid expenses and other                                                 260
-------------------------------------------------------------------------------
Total assets                                                     6,199,228,464
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Due to Advisor                                                         265,601
-------------------------------------------------------------------------------
Payable for securities purchased                                     6,044,571
-------------------------------------------------------------------------------
Payable for shares of beneficial interest redeemed                       7,737
-------------------------------------------------------------------------------
Accrued expenses and other                                              46,862
-------------------------------------------------------------------------------
Total liabilities                                                    6,364,771
-------------------------------------------------------------------------------
Net assets, at value                                           $ 6,192,863,693
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Net assets consist of:
Paid-in capital                                                  5,581,271,908
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and
futures transactions                                               611,591,785
-------------------------------------------------------------------------------
Net assets, at value                                           $ 6,192,863,693
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
 Statement of Operations for the six months ended June 30, 2001
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Dividends from unaffiliated issuers (net of foreign taxes
withheld of $236,248)                                            $    38,033,061
--------------------------------------------------------------------------------
Dividends from affiliated investment companies                         2,448,909
--------------------------------------------------------------------------------
Interest                                                                 224,839
--------------------------------------------------------------------------------
Total investment income                                               40,706,809
--------------------------------------------------------------------------------
Expenses:
Advisory fees                                                          1,554,131
--------------------------------------------------------------------------------
Professional fees                                                         30,594
--------------------------------------------------------------------------------
Trustees' fees                                                             4,293
--------------------------------------------------------------------------------
Miscellaneous                                                             16,037
--------------------------------------------------------------------------------
Total expenses                                                         1,605,055
--------------------------------------------------------------------------------
Net investment income                                                 39,101,754
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                            230,284,097
--------------------------------------------------------------------------------
Net realized gain (loss) from futures transactions                   (1,988,827)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on
investments and future contracts                                   (677,980,833)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
futures contracts                                                  (449,685,563)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $ (410,583,809)
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Equity 500 Index Portfolio

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                 Six Months Ended    Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
--------------------------------------------------------------------------------
Operations:
Net investment income (loss)                    $    39,101,754  $    88,784,453
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions and futures transactions               228,295,270    1,092,025,319
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investments and futures contracts                 (677,980,833)  (1,858,819,425)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   (410,583,809)    (678,009,653)
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from capital invested:                   1,161,091,842    4,604,825,079
--------------------------------------------------------------------------------
Value of capital withdrawn                      (1,646,395,488)  (5,003,161,160)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                (485,303,646)    (398,336,081)
--------------------------------------------------------------------------------
Total increase (decrease) in net assets           (895,887,455)  (1,076,345,734)
--------------------------------------------------------------------------------
Net assets at beginning of period                 7,088,751,148    8,165,096,882
--------------------------------------------------------------------------------
Net assets at end of period                     $ 6,192,863,693  $ 7,088,751,148
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------


Equity 500 Index Portfolio

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

--------------------------------------------------------------------------------------------
 Years Ended
 December 31,          2001c       2000         1999        1998        1997        1996
--------------------------------------------------------------------------------------------
Net assets, end
of period (000s
omitted)          $6,192,864  $7,088,751  $8,165,097  $5,200,504  $2,803,086  $1,925,224
--------------------------------------------------------------------------------------------
Ratio to average
daily net assets:
Net investment
income (%)             1.23*        1.18        1.35        1.50        1.76        2.20
--------------------------------------------------------------------------------------------
Expenses after
waivers (%)             .05*        .06^a         .08        .08b         .08         .10
--------------------------------------------------------------------------------------------
Expenses before
waivers (%)             .05*         .06         .08         .10         .15         .15
--------------------------------------------------------------------------------------------
Portfolio
turnover rate (%)          5          28          13           4          19          15
--------------------------------------------------------------------------------------------

^a Effective March 15, 2000, Deutsche Bank contractually agreed to limit the annual operating expenses for the portfolio to 0.05% of the portfolio's average daily net assets.

^b Effective May 6, 1998, Bankers Trust contractually agreed to limit its fees from the portfolio only to the extent of the lesser of 0.005% or the amount that brings the total annual operating expenses as a percentage up to 0.08% of the portfolio's average daily net assets.

^c       For the six months ended June 30, 2001 (Unaudited).

*        Annualized

Notes to Financial Statements                                       (Unaudited)
-------------------------------------------------------------------------------


Equity 500 Index Portfolio

Note 1 -- Organization and Significant Accounting Policies

A. Organization

The Equity 500 Index Portfolio (the "Portfolio"), is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and began operations on December 31, 1992.

B. Valuation of Securities

The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Securities Transactions and Interest Income

Securities transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Futures Contracts

The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio until the contracts are closed. The

Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision in the financial statements is required.

F. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates

Effective April 30, 2001, the Portfolio has entered into an Advisory Agreement with Deutsche Asset Management, Inc. ("DeAM, Inc."). Under this agreement, the Portfolio pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets. Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio under the same fee structure.

During the period, the Portfolio had entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided at no additional fee. Effective July 1, 2001, the administrator was changed to Investment Company Capital Corp.

The Portfolio may invest in Cash Management Fund Institutional ("Cash Management"), an open-end management investment company. Effective May 1, 2001, Cash Management is being managed by DeAM, Inc. Prior to May 1, 2001, Cash Management was managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by DeAM, Inc.

Note 3 -- Line of Credit Agreement

The Portfolio is a participant with other affiliated entities in a revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2001.

Note 4 -- Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $350,643,358 and $712,922,698, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $5,579,437,363.

The aggregate gross unrealized appreciation for all investments of June 30, 2001, was $1,316,606,161 and the aggregate gross unrealized depreciation for all investments was $703,543,034.

Note 5 -- Futures Contracts

A summary of obligations under these financial instruments at June 30, 2001 is as follows:

                                                                      Unrealized
                                                                    Depreciation
     Type of Future     Expiration Contracts  Position   Value ($)       ($)
----------------------------------------------------------------------------------
S&P Index Futures       Sept. 2001     327      Long    100,691,475 (1,471,342)
----------------------------------------------------------------------------------

At June 30, 2001, the Portfolio segregated securities with a value of approximately $6,483,258 to cover margin requirements on open futures contracts.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

Convenient ways to   Automatic Investment Plan
   invest, quickly
      and reliably   A convenient investment program in which money is
                     electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     *   Dollar cost averaging involves continuous investment
                         in securities regardless of price fluctuations and
                         does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------
  Around-the-clock   Automated Information Lines
electronic account
       service and   Scudder Class S Shareholders:
      information,   Call SAIL(TM) -- 1-800-343-2890
    including some
      transactions   AARP Investment Program Shareholders:
                     Call Easy-Access Line -- 1-800-631-4636

                     Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                     Web Site

                     Scudder Class S Shareholders --
                     myScudder.com

                     AARP Investment Program Shareholders --
                     aarp.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
----------------------------------------------------------------------------------
           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
----------------------------------------------------------------------------------
 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
----------------------------------------------------------------------------------

SCUDDER
INVESTMENTS

Two International Place
Boston, MA 02110-4103








A member of [LOGO] Zurich Scudder Investments